Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	$ 772,000	$ 674,562	$ 655,141
Derivative asset	68,267	15,064	4,516
Equity securities, trading	4,336	4,368	1,858
Separate account assets	2,237,743	2,205,548	2,214,422
Total assets accounted for at fair value	3,082,346	2,899,542	2,875,937
Liabilities accounted for at fair value:
Derivative liability	8,942	7,956	4,894
Separate account liabilities	2,237,743	2,205,548	2,214,422
Reserves at fair value	425,061	265,884	150,251
Total liabilities accounted for at fair value	2,671,746	2,479,388	2,369,567
U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	70,393	73,223	95,077
States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	11,448	11,044	11,942
Foreign Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		510	2,547
Public Utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		38,667	41,328
Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	532,663	415,515	357,330
Public Utilities and Corporate Debt Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		454,182
Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	157,496	135,603	146,917
Fair Value, Inputs, Level 1
Assets accounted for at fair value:
Equity securities, trading	4,336	4,368	1,858
Separate account assets	2,237,743	2,205,548	2,214,422
Total assets accounted for at fair value	2,312,472	2,283,139	2,311,357
Liabilities accounted for at fair value:
Separate account liabilities	2,237,743	2,205,548	2,214,422
Total liabilities accounted for at fair value	2,237,743	2,205,548	2,214,422
Fair Value, Inputs, Level 1 | U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	70,393	73,223	95,077
Fair Value, Inputs, Level 2
Assets accounted for at fair value:
Derivative asset	68,267	15,064	4,516
Total assets accounted for at fair value	768,821	615,356	563,508
Liabilities accounted for at fair value:
Derivative liability	8,013	7,956	4,894
Total liabilities accounted for at fair value	8,013	7,956	4,894
Fair Value, Inputs, Level 2 | States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	11,448	11,044	11,942
Fair Value, Inputs, Level 2 | Foreign Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		510	2,547
Fair Value, Inputs, Level 2 | Public Utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		38,667	41,328
Fair Value, Inputs, Level 2 | Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	531,610	414,468	356,258
Fair Value, Inputs, Level 2 | Public Utilities and Corporate Debt Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		453,135
Fair Value, Inputs, Level 2 | Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	157,496	135,603	146,917
Fair Value, Inputs, Level 3
Assets accounted for at fair value:
Total assets accounted for at fair value	1,053	1,047	1,072
Liabilities accounted for at fair value:
Derivative liability	929
Reserves at fair value	425,061	265,884	150,251
Total liabilities accounted for at fair value	425,990	265,884	150,251
Fair Value, Inputs, Level 3 | Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	$ 1,053	1,047	$ 1,072
Fair Value, Inputs, Level 3 | Public Utilities and Corporate Debt Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		$ 1,047